NOTE 7 - SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION: Schedule of Financial Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Details
Interest income	$ 100	$ 56	$ 6
Expenses from revaluation of deposits	0	0	(3)
Financial Income	$ 100	$ 56	$ 3